Summary of Significant Accounting Policies - Schedule of Total Revenue by Distribution Channels (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 190,421,385	$ 98,003,465
Directly-operated physical stores [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,212,857	6,942,549
Online stores and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,124,582	4,117,979
Franchise stores and wholesale customers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 176,083,946	$ 86,942,937